MANAGERS SHORT AND INTERMEDIATE BOND FUND
MANAGERS BOND FUND
MANAGERS GLOBAL BOND FUND
---------------------------------------------------------------------------
SEMI-ANNUAL REPORT

JUNE 30, 1998
---------------------------------------------------------------------------

WHERE LEADING MONEY MANAGERS CONVERGE

               MANAGERS SHORT AND INTERMEDIATE BOND FUND
                        MANAGERS BOND FUND
                     MANAGERS GLOBAL BOND FUND

                       SEMI-ANNUAL REPORT
                         JUNE 30, 1998
                          (unaudited)

                        TABLE OF CONTENTS

                                            							      		BEGINS
                                           							      		ON PAGE
                                                										-------
President's Message.......................................	   2
The Managers Funds Performance............................	   4
    Complete performance table for all of The Managers
    Funds as of June 30, 1998
Schedules of Portfolio Investments........................    5
    Detailed portfolio listings by security type and
    industry sector, as valued at June 30, 1998
Statements of Assets and Liabilities......................	  16
    Fund balance sheets, Net Asset Value (NAV) per share
    computation and cumulative undistributed amounts
Statements of Operations..................................	  17
    Detail of sources of income, fund expenses, and
    realized and unrealized gains (losses) during
    the period
Statements of Changes in Net Assets.......................	  18
    Detail of changes in fund assets and distributions to
    shareholders for the past two periods
Financial Highlights......................................	  20
    Historical net asset values, distributions, total
    returns, expense ratios, turnover ratios and net assets
Notes to Financial Statements.............................	  23
    Accounting and distribution policies, details of
    agreements and transactions with fund management and
    description of certain investment risks

[FN]
Investments in The Managers Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. Shares of the funds are not federally insured by the Federal Deposit Insurance Corp., the Federal Reserve Board, or any governmental agency.


President's Message
---------------------------------------------------------------------------

[PHOTO OF PRESIDENT]

Dear Fellow Shareholder:

    	The first half of 1998 was again a prosperous period for the U.S. economy and most financial assets. Despite continuing economic and financial upheaval in the Far East, the U.S. economy has continued to grow and has even accelerated in 1998. Gross domestic product (GDP) grew at an annual rate of 5.5% in the first quarter, having accelerated from a 3.7% rate of growth during the fourth quarter of 1997. Statistics indicate that second quarter growth may be stronger. Consumer spending, which makes up approximately two thirds of the nation's economic activity and is thus an important driver of GDP, grew at an annual rate of 6% during the first quarter and continued increasing through May. Unemployment remains extremely low at 4.3%, the annual rate of inflation is holding steady below 2% and personal income continues to rise. In his testimony to U.S. Congress, Federal Reserve Chairman Alan Greenspan declared that "the current economic performance is as impressive as any I have witnessed in my near half-century of daily observation of the American Economy." Thus, it is not surprising that the Conference Board's Consumer Confidence Index has risen to its highest level since 1969.

    	Because inflation has remained extremely moderate, and there is no hard evidence to indicate any acceleration going forward, interest rates
have gradually fallen over the past six months.   While short-term interest
rates have dropped slightly, long-term interest rates have fallen even more, causing what financial practitioners refer to as a flattening of the yield curve. What this means is that the difference (spread) in income yield between long-term bonds, which generally pay a higher income yield than do short-term securities, is much less than it has been in the recent past.
In fact, on June 30, 1998 the yield on 10-year Treasury bonds was only
0.08% higher than the yield on one-year Treasury bills. For comparison, the difference between 10-year and one-year Treasury yields in June 1997 was 0.84%, and in June 1994 the spread was 1.83%. The extremely flat yield curve is the result of investors' expectations that the rate of inflation will remain stable.

    	The historically low interest rates, the flat yield curve and relatively tight yield spreads between investment grade bonds have made it very challenging for portfolio managers to add measurable value above the benchmark. The true value added during these periods is in the positioning

---------------------------------------------------------------------------
of the portfolios for the inevitable changes in the environment going forward. Of the three Funds presented in this report, only the Managers Bond Fund outperformed its benchmark and peers during the six months ended June 30, 1998.

    	Managers Short & Intermediate Bond Fund underperformed its primary benchmark (Merrill Lynch 1-4.99 year Government/Corporate Index) during the first quarter due in part to a low allocation in mortgage-related securities which performed well during the quarter. In the second quarter, the Fund performed better, trading virtually even with the benchmark through the period. For the six months ended June 30, 1998, the Managers Short & Intermediate Bond Fund returned 2.5%, while the Merrill Lynch 1-4.99 year Government/Corporate Index returned 3.2%.

    	Managers Bond Fund significantly outperformed its benchmark index, the Lehman Government Corporate Bond Index, during the first quarter due primarily to its allocation in U.S. Dollar-denominated foreign corporate bonds ("Yankee bonds"). Yankee bonds of companies domiciled in the Far East performed very well in the first quarter but reversed during the second quarter as investors' perceptions of improvement in Far Eastern economies diminished. Although this detracted from the Fund's performance in the second quarter, the Fund's performance for the six-month period remained ahead of the benchmark and among the top quartile of its peers. For the six months ending June 30, 1998, the Managers Bond Fund returned 4.8%, while the Lehman Government Corporate Bond Index returned 4.2%.

    	Managers Global Bond Fund continued to exhibit performance very similar to its benchmark, the Salomon Brothers World Government Bond Index. During the first quarter, the Fund's heavy emphasis on British Gilts along with its avoidance of Japanese bonds resulted in slight outperformance. Although avoidance of Japanese bonds continued to benefit the Fund in the second quarter, the British Pound underperformed causing the Fund to do the same. For the six months ending June 30, 1998, Managers Global Bond Fund returned 2.7%, while the Salomon Brothers World Government Bond Index returned 2.8%.

    	As always, should you have any questions on this report, please feel free to contact us at 1-800-835-3879.

    	We thank you for your continued investment in The Managers Funds.

Sincerely,

/S/ Robert P. Watson
Robert P. Watson
President

THE MANAGERS FUNS PERFORMANCE (unaudited)
All periods ending June 30, 1998
--------------------------------------------------------------------------

				                  	AVERAGE ANNUAL TOTAL RETURNS*
		                  			----------------------------
   											                                                       MORNING-
               			   SIX     1     3      5     10    SINCE INCEPTION STAR
			                MONTHS  YEAR  YEARS  YEARS  YEARS INCEPTION DATE  RATING
               			 ------  ----- -----  -----  ----- -------- ------   -----
Equity Funds:
Income Equity Fund 10.99% 22.39% 24.03% 18.87% 15.20% 15.76% Oct. '84   ****
Capital
 Appreciation Fund 33.40% 43.11% 24.19% 20.02% 16.85% 17.07% Jun. '84   ****
Special
 Equity Fund	       5.85% 19.85% 24.91% 18.90% 17.94% 16.86% Jun. '84   ****
International
 Equity Fund	      17.38% 15.33% 16.54% 16.18% 12.86% 14.87% Dec. '85   ****
Emerging Markets
 Equity Fund	        --     --     --     --     --  (15.50%)Feb. '98    NA

Income Funds:
Short
 Government Fund	  2.40%  5.62%  5.16%  3.29%  5.15%  5.23% Oct. '87    **
Short & Intermediate
 Bond Fund		       2.49%  6.02%  6.23%  4.34%  6.97%  8.24% Jun. '84   ***
Intermediate
 Mortgage Fund	    2.81%  7.94%  6.55%  0.39%  6.60%  7.16% May  '86    *
Bond Fund		        4.83% 11.34%  9.82%  9.04% 10.18% 11.25% Jun. '84   ****
Global Bond Fund   2.68%  4.55%  2.90%   --     --    5.47% Mar. '94    *
Money Market Fund  2.60%  5.33%  5.31%  4.66%  5.31%  5.85% Jun. '84   NA

----------------------------------------------------------------------------
[FN]
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND SHARE PRICE WILL FLUCTUATE. THE REDEMPTION PRICE OF A MUTUAL FUND MAY BE MORE OR LESS THAN THE PURCHASE PRICE. FOR ADDITIONAL OR MORE RECENT INFORMATION ON ANY OF THE MANAGERS FUNDS, PLEASE CALL (800) 835-3879, OR YOUR INVESTMENT ADVISOR. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

  * Total returns equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect fee waivers or the reimbursement of fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized.

 ** Morningstar proprietary ratings reflect risk-adjusted performance through 6/30/98 and are subject to change every month. The ratings are by asset class and are calculated rom the funds' three-, five- and ten-year returns (with Fee adjustments) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day T-bill returns. For the three-, five- and ten-year periods, respectively, each of the Equity Funds other than the International Equity Fund was rated againt 2,564, 1,481 and 726 equity funds, the International Equity Fund was rated against 788, 348 and 110 international equity funds, and each of the Income Funds was rated against 1,478, 900 and 347 fixed-income funds. Ten percent of the funds in each asset class receive five stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars and 10% receive 1 star.

---------------------------------------------------------------------------
MANAGERS SHORT AND INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 1998 (unaudited)
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                         	PRINCIPAL
                                         	 AMOUNT             	VALUE
---------------------------------------------------------------------------
CORPORATE DEBT SECURITIES - 49.6%
ASSET-BACKED SECURITIES - 18.7%
Advanta Mortgage Loan Trust,
 Series 97-4, Class A4, AMBAC
 insured, 6.660% , 03/25/22              	$125,000            	$126,367
AFC Home Equity Loan Trust,
 Series 93-1, Class A, 5.900%,
 05/20/08                                	  66,248	              65,357
AFC Home Equity Loan Trust,
 Series 96-3, Class 1A2, 7.220%,
 02/25/27	                                 147,407	             147,084
Citicorp Mortgage Securities Inc.,
 Series 97-5, PAC, 6.500%, 11/25/27      	 150,000	             150,563
Compass Auto Receivables Trust,
 Series 98-A, Class A3, 5.990%,
 05/15/04	                                 300,000            	 299,625
Contimortgage Home Equity Loan
 Trust, Series 94-3, Class A4, MBIA
 insured, 7.850%, 07/15/24	                186,360	             191,485
Contimortgage Home Equity Loan Trust,
 Series 94-4, Class A6, MBIA insured,
 8.270%, 12/15/24	                         123,636            	 128,020
Equicredit Funding Trust, Series 96-A,
 Class A3, FGIC insured, 7.350%,
 11/15/19	                                 250,000	             255,783
EquiCredit Home Equity Loan Trust,
 Series 93-4, Class A, FGIC insured,
 5.725%, 12/15/08	                          52,552	              51,829
---------------------------------------------------------------------------
                                         	PRINCIPAL
                                         	 AMOUNT               	VALUE
---------------------------------------------------------------------------
ASSET-BACKED SECURITIES (continued)
Green Tree Financial Corp.,
 Series 98-1, Class A3, 5.950%,
 04/01/13	 150,000	149,718
HFC Home Equity Trust, Series
 92-2A, Class A, MBIA insured,
 6.650%, 11/20/12	                          27,866	              28,143
IMC Home Equity Loan Trust, Series
 98-1, Class A3, 6.410%, 04/20/18	         200,000             	200,624
Independent National Mortgage Corp.,
 Series 96-A, Class A3, 6.960%,
 09/25/26	                                 436,659             	439,248
Money Store Home Equity Loan Trust
 The, Series 95-C, Class A3, MBIA
 insured, 6.550%, 06/15/17	                475,000             	477,969
Oakwood Mortgage Investors Inc.,
 Series 97-A, Class A3, 6.650%,
 05/15/27                                 	300,000  	           303,000
Old Stone Credit Corp. Home Equity
 Loan Trust, Series 92-4, Class A,
 FGIC insured, 6.550%, 11/25/07           	 32,004             	 31,954
Remodelers Home Improvement Loan
 Asset-Backed Certificates, Series
 95-3, Class A2, 6.800%, 12/20/07 (a)	      44,783             	 44,694

[FN]
 The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------------
MANAGERS SHORT AND INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
June 30, 1998 (unaudited)
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                         	PRINCIPAL
                                         	 AMOUNT	               VALUE
---------------------------------------------------------------------------
ASSET-BACKED SECURITIES(continued)
Residential Funding Mortgage
 Securities II, Series 97-HS5,
 Class A2, 6.560%, 5/25/27	                  70,514	              70,271
UCFC Loan Trust, Series 93-B1,
 Class A1, FGIC insured, 6.075%,
 07/25/14	                                  169,056  	           166,696
World Omni Automobile Lease
 Securitization Trust, Series 96-B,
 Class B, 6.850%, 11/15/02	                   1,277            	   1,281
                                                              		--------
   TOTAL ASSET-BACKED SECURITIES	                              3,329,711
	                                                              	--------
BANKS AND FINANCE - 17.9%
Aames Financial Corp., Senior
 Notes, 9.125%, 11/01/03	                    50,000	              50,000
American Health Properties, Inc.,
 Notes, 7.050%, 01/15/02	                   350,000            	 357,591
Chelsea GCA Realty Partners,
 Notes, 7.750%, 01/26/01	                   225,000            	 230,378
Conseco Inc., 6.400%, 02/10/03	             300,000            	 298,734
EOP Operating LP, Senior Notes,
 6.375% , 02/15/03 (a)	                     150,000            	 149,362
First Interstate Bancorp., Sub.
 Notes, 9.900%, 11/15/01	                   225,000            	 250,470
Franchise Finance Corp. of America,
 Senior Notes, 7.000%, 11/30/00	            200,000            	 202,960
Lehman Brothers Holdings Inc.,
 6.000%, 02/26/01	                          300,000	             299,421
---------------------------------------------------------------------------
                                          	PRINCIPAL
                                          	 AMOUNT               	VALUE
---------------------------------------------------------------------------
BANKS AND FINANCE (continued)
Merrill Lynch & Co., Inc. Medium-Term
 Notes, Series B, Adjustable Rate,
 03/25/02**	                                525,000             538,445
Norwest Financial, Inc., Senior
 Notes, 6.375%, 09/15/02	                   250,000           	 252,553
Salomon, Inc., 3 Year CMT, Adjustable
 Rate, 6.299% , 04/05/99**	                 180,000           	 178,650
United Companies Financial Corp.,
 Senior Notes, 7.000%, 07/15/98	            100,000           	 100,018
Wharf Capital International Ltd.,
 8.875%, 11/01/04	                          300,000 	           270,795
                                                            	  --------
   TOTAL BANKS AND FINANCE                                   	3,179,377
                                                           	   --------
INDUSTRIALS - 12.2%
Crescent Real Estate Equities
 Co., 6.625%, 09/15/02 (a)	                 375,000	            370,230
Kaufman & Broad Home Corp., Senior
 Notes, 7.750%, 10/15/04	                   150,000	            149,625
Kern River Funding Corp., Series B,
 Senior Notes, 6.720%, 09/30/01 (a)       	 200,000           	 204,062
Royal Caribbean Cruises Ltd., Senior
 Notes, 8.125%, 07/28/04	                   325,000     	       347,302
TCI Communications, Inc., Senior
 Notes, 8.650%, 09/15/04	                   300,000           	 335,535
Tyco International Group SA,
 Yankee, 6.125%, 06/15/01	                  300,000           	 300,246

[FN]
 The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------------
MANAGERS SHORT AND INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
June 30, 1998 (unaudited)
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                        	PRINCIPAL
                                        	 AMOUNT                 	VALUE
---------------------------------------------------------------------------
INDUSTRIALS (continued)
USA Waste Services, Inc.,
 Notes, 6.500%, 12/15/02                  175,000              	 175,707
Videotron Holdings, Senior Notes,
 11.125%, 07/01/04 	                      300,000    	           294,756
                                                          	     --------
   TOTAL INDUSTRIALS 	                                         2,177,463
                                                          	     --------
UTILITIES - 0.8%
Niagara Mohawk Power Corp.,
 Series E, 7.375%, 07/01/03             	 150,000              	 151,119
                                                              		--------
   TOTAL CORPORATE DEBT SECURITIES
   (cost $8,853,017)	                                          8,837,670
                                                              		--------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.2%
FEDERAL HOME LOAN MORTGAGE
 CORPORATION - 0.3%
8.750%, 04/01/01 through 10/01/01	         44,178	                46,073
                                                              		--------
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION(FNMA) - 2.7%
8.000%, 12/01/12	                         229,397              	 237,282
Series 94-85, Class E,
 6.000%, 11/25/06	                        250,000	               249,687
                                                              		--------
   TOTAL FNMAs 		                                                486,969
                                                              		--------
GOVERNMENT NATIONAL MORTGAGE
 ASSOCIATION - 1.9%
8.000%, 11/15/17	                         314,685              	 329,632

RESOLUTION TRUST CORPORATION - 1.3%
Series 92-7, Class A1, 6.825%,
 03/25/22	                                238,047              	 239,163
                                                              		--------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (cost $1,107,883)	                                           1,101,837
                                                              		--------

-------------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT               VALUE
-------------------------------------------------------------------------
U.S. TREASURY NOTES - 17.5%
6.625%, 04/30/02                        1,350,000            1,399,572
6.250%, 04/30/01	                         375,000              381,971
5.750%, 08/15/03                        1,100,000            1,111,682
5.625%, 11/30/00	                         225,000	             225,493
                                                            		--------
  TOTAL U.S. TREASURY NOTES
  (cost $3,108,659)	                                         3,118,718
                                                            		--------
FOREIGN CORPORATE OBLIGATIONS - 2.7%
Banco Latinomericano S.A., 6.500%,
 04/02/01 (a)	                            250,000	             253,292
Brascan Ltd., 7.375%, 10/01/02           	225,000	             231,363
                                                            		--------
  TOTAL FOREIGN CORPORATE OBLIGATIONS
  (cost $480,294)		                                            484,655
                                                            		--------
---------------------------------------------------------------------------
                                          	SHARES
---------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 22.8%
OTHER INVESTMENT COMPANIES - 4.6%
JPM Prime Money Market Fund, 5.58%***    	825,581	             825,581
                                                            		--------
---------------------------------------------------------------------------
	                                        PRINCIPAL
                                        	 AMOUNT
---------------------------------------------------------------------------
COMMERCIAL PAPER - 7.9%
Daimler-Benz AG, 6.050%, 07/01/98        	$350,000           	 350,000
Ford Motor Credit Corp.,
 5.850%, 07/02/98                        	 350,000	            349,943
Goldman Sachs Group L.P., 5.750%,
 07/10/98	                                 350,000	            349,497
Xerox Corp., 6.000%, 07/01/98	             350,000	            350,000
                                                            		--------
  TOTAL COMMERCIAL PAPER 	                                   1,399,440
                                                            		--------

[FN]
 The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------------
MANAGERS SHORT AND INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (concluded)
June 30, 1998 (unaudited)
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                        	PRINCIPAL
                                        	 AMOUNT                	VALUE
---------------------------------------------------------------------------
REPURCHASE AGREEMENT - 10.3%
State Street Bank & Trust Co., dated
 06/30/98, due 07/01/98,
 5.000%, total to be received
 $1,830,254 (secured by
 $1,835,000 FHLB 5.700%, due 02/18/00,
 market value $1,870,335),
 at cost                                	1,830,000           $ 1,830,000
                                                            		----------
  TOTAL SHORT-TERM INVESTMENTS
  (cost $4,055,021)		                                          4,055,021
                                                            		----------
TOTAL INVESTMENTS - 98.8%
 (cost $17,604,874)	                                          17,597,901
OTHER ASSETS, LESS LIABILITIES - 1.2%	   	                       206,223
                                                            		----------
NET ASSETS - 100.0%	                                         $17,804,124
                                                            		==========

[FN]
Note: Based on the cost of investments of $17,604,874 for federal income tax purposes at June 30, 1998, the aggregate gross unrealized appreciation and depreciation was $77,955 and $84,928, respectively, resulting in net unrealized depreciation of investments of $6,973.
---------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED):
The composition of long-term debt holdings as a percentage of the total value of investments in securities is as follows:

                      	S&P'S/MOODY'S RATING
	                         Gov't/AAA               	64%
                             	AA                  	 6
                             	A	                    7
                            	BBB                  	20
	                             BB                  	 3
		                                                 ----
	                                                 	100%
                                                  	====

[FN]
 ** Variable rate security. Coupon or dividend rate disclosed is that in effect at June 30, 1998.

*** Yield shown for this investment company represents the June 30, 1998 seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 1998, the
    value of these securities amounted to	1,021,640, or 5.7% of net assets.

ABBREVIATIONS:
AMBAC: Ambac Assurance Corp.
CMT: Constant Maturity Treasury Index
FGIC: Financial Guaranty Insurance Co.
MBIA: Municipal Bond Investors Assurance Corp.


 The accompanying notes are an integral part of these financial statements.

                              						8

---------------------------------------------------------------------------
MANAGERS BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 1998 (unaudited)
---------------------------------------------------------------------------

---------------------------------------------------------------------------
					                                  		PRINCIPAL
                                  							 AMOUNT             			VALUE
---------------------------------------------------------------------------
CORPORATE DEBT SECURITIES - 57.3%
BANKS AND FINANCE - 12.3%
Bangkok Bank, Sub. Notes, 8.250%,
 03/15/16						                          $500,000           			$374,305
Bangkok Bank, Sub. Notes, 8.375%,
 01/15/27						                           800,000	           		 585,112
First Industrial L.P., Medium Term
 Notes, 7.500%, 12/01/17		              1,000,000	            1,017,990
Highwoods/Forsyth L.P., Senior
 Notes, 7.500%, 04/15/98	               2,250,000	      	     2,294,460
KN Capital Trust III, 7.630,
 04/15/98		                          				 500,000	   	        	 512,290
Meditrust, 7.000%, 08/15/07			            500,000	           		 486,980
Pan Pacific Industries, Yankee,
 Notes, 0.000%*, 04/28/07		             2,000,000           			 769,480
                                               										     ---------
  TOTAL BANKS AND FINANCE 					                               6,040,617
                                               										     ---------
CONVERTIBLE BONDS - 13.4%
Banpu Public Company Ltd.,
 Euro-dollar, Bonds, 2.750%, 04/10/03   	 250,000	           	 171,250
Burns Philp & Co., Euro-dollar, Deb.,
 5.500%, 04/30/04				                   1,100,000     	     		 627,000
Federal Realty Investment Trust,
 Euro-dollar, Sub. Notes,
 5.250%, 10/28/03			                    1,280,000	     	     1,196,800
Loxley Public Co., Euro-dollar,
 2.500%, 04/04/01					                    400,000	          		 128,000
Noram Energy, Sub., 6.000%, 03/15/12	     475,000          			 451,250
---------------------------------------------------------------------------
						                                   	PRINCIPAL
                                    							 AMOUNT	           		VALUE
---------------------------------------------------------------------------
CONVERTIBLE BONDS (continued)
Ogden Corp., Euro-dollar, Sub.
 Notes, 5.750%, 10/20/02			               950,000          			 933,375
Ogden Corp., Euro-dollar, Sub.
 Notes, 6.000%, 06/01/02			               250,000         	 		 247,500
Samsung Corp., Euro-dollar, Bonds,
 0.250%, 06/26/06					                    250,000	   		        230,000
Scholastic Corp., Sub. Notes, 5.000%,
 08/15/05					                          1,400,000     		     1,286,250
Thermo Terratech Inc., Sub. Notes,
 4.625%, 05/01/03				                   	 325,000     			      291,281
Thermo Terratech, Inc.,  Euro-dollar,
  Sub., 4.625%, 05/01/03			               450,000    		      	 421,875
Total Access Communications,
 Registered Bonds, 2.000%, 05/31/06	    	 250,000	          		 190,000
Worldway Corp., Sub. Deb., 6.250%,
 04/15/11					                          	 500,000   			        415,000
                                              										    ----------
  TOTAL CONVERTIBLE BONDS 						                             6,589,581
                                              										    ----------
INDUSTRIALS - 28.6%
APL Ltd., Deb., 8.000%, 01/15/24	       	 250,000	          		 202,402
Atlas Air, Inc., Notes, 7.680%,
 01/02/14					                          1,000,000	  	        1,013,640
Burlington Industries, Inc., Deb.,
 7.250%, 08/01/27				                   	 250,000	    		       257,910

[FN]
 The accompanying notes are an integral part of these financial statements.

                                    9

---------------------------------------------------------------------------
MANAGERS BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
June 30, 1998 (unaudited)
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                 							PRINCIPAL
                                 							 AMOUNT	               		VALUE
---------------------------------------------------------------------------
INDUSTRIALS (continued)
Compania De Transporte Energia,
 Senior Notes, 9.250%, 04/01/08	        	 700,000	            		682,500
Kellwood Co., Deb., 7.625%, 10/15/17	     250,000	            		264,882
Mead Corp. Deb., 7.125%, 08/01/25		       200,000	            		201,212
Philip Morris Cos., Inc., Deb.,
 7.750%, 01/15/27			                   		 500,000            			534,830
Pioneer-Standard Electronics, Inc.,
 Senior Notes, 8.500%, 08/01/06		         250,000	           	 	268,899
Pulte Corp., 7.625%, 10/15/17			          500,000	       	     	525,970
RJR Nabisco, Inc., Notes, 7.625%,
 09/15/03						                           650,000	  		          646,263
RJR Nabisco, Inc., Notes, 9.250%,
 08/15/13					                          	 700,000 		           	755,062
R&B Falcon Corp., Senior Notes,
 7.375%, 04/15/18				                   	 900,000	            		930,758
Samsung Electronics Ltd., Sinking
 Fund, Deb., 7.700%, 10/01/27			          500,000            			325,000
Seagate Technology, Inc., Deb.,
 7.875%, 03/01/17					                    250,000  	          		241,712
Tata Electric Co., 8.500%, 08/19/17 (a)	  400,000		            	336,000
TCI Communications, Inc., 7.125%,
 02/15/28					                          	 325,000              	341,842
TCI Communications, Inc., 7.875%,
 02/15/26				                           1,600,000       		    1,818,816
TCI Communications, Inc., Deb.,
 7.875%, 08/01/13					                    125,000    	        		139,504
---------------------------------------------------------------------------
	                                  						PRINCIPAL
                                   							 AMOUNT             			VALUE
---------------------------------------------------------------------------
INDUSTRIALS (continued)
Time Warner, Inc., 6.875%,
 06/15/18					                          	 560,000	            		562,184
Time Warner, Inc., 7.570%,
 02/01/24					                          1,235,000	       	    1,328,391
Trinet Corporate Realty Trust,
 Inc., Senior Notes, 7.700%, 07/15/17	    500,000	            		519,655
Union Texas Petroleum Holdings, Inc.,
 Variable Rate, 04/15/08		              1,000,000	       	    1,047,240
Westvaco Corp., Deb.,
 7.000%, 08/15/23	                        250,000	            		249,278
Woolworth Corp., Deb.,
 8.500%, 01/15/22	                        750,000	            		827,228
                                                										    ---------
  TOTAL INDUSTRIALS						                                    14,021,178
                                                										    ---------
REAL ESTATE - 2.1%
Camden Property Trust, Notes, 7.000%,
 11/15/06						                           250,000	            		254,552
Security Capital Industrial Trust,
 7.700%, 06/15/28 (a)			                	 750,000	            		758,775
                                                										    ---------
  TOTAL REAL ESTATE							                                    1,013,327
                                                										    ---------
UTILITIES - 0.9%
Boston Edison Co., Deb., 7.800%,
 03/15/23						                           400,000	            		423,992
                                                										    ---------
     TOTAL CORPORATE DEBT SECURITIES
     	(cost $28,520,755)	                       				         28,088,695
                                                										   ----------

[FN]
 The accompanying notes are an integral part of these financial statements.

                                    10

---------------------------------------------------------------------------
MANAGERS BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
June 30, 1998 (unaudited)
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                							PRINCIPAL
                                 							 AMOUNT               			VALUE
---------------------------------------------------------------------------
FOREIGN CORPORATE OBLIGATIONS - 7.6%
MacMillan Bloedel Ltd.,
 Deb., 7.700%, 02/15/26    USD           1,350,000              1,356,210
PDVSA Finance Ltd, Series 98-1,
 7.500%, 11/15/28 (a)      USD           1,000,000              1,029,170
Telekom Malaysia Berhad,
 7.875%, 08/01/25          USD             500,000                373,393
Telekom Malaysia Berhad,
 Convertible, 4.000%,
 10/03/04                  USD             300,000                219,750
Tenaga Nasional Berhad,
 7.500%, 11/01/25 (a)      USD           1,000,000                747,060
                                                               	---------
  TOTAL FOREIGN CORPORATE OBLIGATIONS
   (cost $3,692,636)                                            3,725,583
                                                               	---------
FOREIGN GOVERNMENT OBLIGATIONS - 13.9%
British Columbia Province,
 Generic Residual, Canada,
 Deb., 0.000% *, 08/23/24  CAD         15,000,000               2,181,373
Canadian Government,
 Principal Strip,
 Series JN21, 0.000%*,
 06/01/21                  CAD          1,500,000                 287,523
---------------------------------------------------------------------------
		                                  					PRINCIPAL
                                  							 AMOUNT               			VALUE
---------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Government of Poland,
 Bearer Past Due Interest
 Brady Bonds, Stepup,
 4.000%, 10/27/14          USD          1,375,000               1,228,975
Government of Poland,
 Registered Past Due
 Interest Brady Bonds,
 Stepup, 4.000%,
 10/27/14                  USD            250,000                 223,450
Manitoba Province,
 Canada, Medium Term
 Notes, 6.500%,
 09/22/17                  CAD          1,800,000               1,336,958
Province of Alberta,
 Series CS, Sinking
 Fund, 5.930%,
 09/16/16                  CAD            271,880                 190,485
Republic of South
 Africa, Yankee, Notes,
 8.500%, 06/23/17          USD          1,075,000               1,024,239
South Australia
 Government Finance
 Authority, Deb., 0.000%, *
 12/21/15                  AUD          1,600,000                 350,724
                                                               	---------
  TOTAL FOREIGN GOVERNMENT
   OBLIGATIONS
    (cost $5,785,898)		                               			 		    6,823,727
                                                  										    ---------

[FN]
 The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------------
MANAGERS BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
June 30, 1998 (unaudited)
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                  							PRINCIPAL
                                  							 AMOUNT	               		VALUE
---------------------------------------------------------------------------
U.S. GOVERNMENT AND
 AGENCY OBLIGATIONS - 13.0%
COLLATERALIZED MORTGAGE
 OBLIGATIONS - 1.7%
College & University Facilities
 Loan Trust, Series 2, Class D,
 4.000%, 06/01/18	                      $1,000,000             	  865,610

Federal National Mortgage
 Association (FNMA) - 4.4%
FNMA REMIC Series 93-212,
 Class Z, 6.000%, 11/25/08	                320,702	               310,578
FNMA REMIC Series 94-30,
 Class JA, 5.000%, 08/15/23            	 2,000,000             	1,832,500
                                                            	 -----------
  TOTAL FNMA                                               		   2,143,078
                                                            	 -----------
U.S. Treasury Bonds - 6.9%
0.000% *, 08/15/23                      	6,200,000             	1,503,190
6.000% , 02/15/26                       	1,800,000	             1,872,558
                                                             	-----------
 TOTAL U.S. TREASURY BONDS                                    		3,375,748
                                                             	-----------
 TOTAL U.S. G0VERNMENT AND AGENCY
  OBLIGATIONS
  (cost $5,916,698)	                                            6,384,436
                                                             	-----------
------------------------------------------------------------------------
                                          	SHARES
------------------------------------------------------------------------
PREFERRED STOCKS - 2.2%
Aluminum Co. of America, 3.750%             	8,125              	606,328
Connecticut Light & Power Co.,
 Series 47, $2.00                           	6,655              	178,437
Entergy Louisiana, Inc., 4.440%               	226	               16,696
Entergy New Orleans, Inc., 4.750%	             482               	38,680
Union Electric Co., 3.500%                    	250               	14,625
------------------------------------------------------------------------
	                                          SHARES              		VALUE
------------------------------------------------------------------------
PREFERRED STOCKS (continued)
West Pennsylvania Power Co.,
 4.500%                                       	200	               14,900
Wisconsin Electric Power Co., 3.600%	        3,298              	186,337
                                                               	--------
  TOTAL PREFERRED STOCKS
   (cost $891,824)		                                           1,056,003
                                                               	--------

SHORT-TERM INVESTMENTS - 6.4%

Other Investment Companies - 4.8%
JPM Prime Money Market Fund, 5.58%**    	2,362,351            	2,362,351
------------------------------------------------------------------------
                                         	PRINCIPAL
                                        	  AMOUNT
------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co., dated
 06/30/98, due 07/01/98,
 5.000%, total to be received
 $761,106 (secured by
 $770,000 FHLB 5.905%, due 05/05/00
 market value $777,187),
 at cost                                 	$761,000               	761,000
                                                                	--------
  TOTAL SHORT-TERM INVESTMENTS
   (cost $3,123,351)	                                           3,123,351
                                                                	--------

TOTAL INVESTMENTS - 100.4%
 (cost $47,931,162)                                           	49,201,795
OTHER ASSETS, LESS LIABILITIES - (0.4)%	                         (196,113)
                                                                	--------
NET ASSETS - 100.0%                                          	$49,005,682
                                                                =========

[FN]
Note: Based on the cost of investments of $47,931,162 for federal income
	     tax purposes at June 30, 1998, the aggregate gross unrealized appreciation and depreciation of investments was $2,979,046 and $1,708,413, respectively, resulting in net unrealized appreciation
	     of investments of $1,270,633.

 The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------------
MANAGERS BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (concluded)
June 30, 1998 (unaudited)
---------------------------------------------------------------------------

--------------------------
 * Zero coupon security.

** Yield shown for this investment company represents the June 30, 1998, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

Abbreviations have been used throughout this portfolio to indicate amounts shown in currencies other than the U.S. Dollar (USD):
    CAD: Canadian Dollar
    AUD: Australian Dollar

OTHER INFORMATION (UNAUDITED):
The composition of long-term debt holdings as a percentage of the total value of investments in these securities is as follows:

             	S&P'S/MOODY'S RATINGS
	                   Gov't/AAA               	25%
                       	AA                   	5
                       	A                    	7
                      	BBB                  	56
                      	BB                    	3
	                   Not Rated                	4
	                                          	----
                                          		100%
	                                           ====

[FN]
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------
MANAGERS GLOBAL BOND FUND
SCHEDULE OF PORTFLIO INVESTMENTS
June 30, 1998 (unaudited)
--------------------------------------------------------------------------

--------------------------------------------------------------------------
                                      	PRINCIPAL
                                      	 AMOUNT                 	VALUE
--------------------------------------------------------------------------
FOREIGN GOVERNMENT/AGENCY
 OBLIGATIONS - 50.9%
CANADA - 0.4%
Province of Ontario, Global
 Bond, 5.930%, 09/16/16    	USD	         75,000                	$  79,646
                                                             			---------
DENMARK - 2.0%
Kingdom of Denmark,
 7.000%, 11/15/07          	DKK      	2,171,000	                  363,914
                                                             			---------
GERMANY - 19.5%
Bundes, Series 93,
 6.500%, 07/15/03	          DEM      	1,063,000                	  643,181
Bundes, Series 97,
 6.500%, 07/04/27	          DEM	        694,000                	  449,083
Bundes, Series 97,
 6.000%, 07/04/07	          DEM      	2,919,000                	1,761,484
Bundes, Series 97,
 5.625%, 01/04/28	          DEM      	1,186,000	                  682,618
                                                             			---------
  TOTAL GERMANY                                              			3,536,366
                                                             			---------
NETHERLANDS - 1.5%
Dutch Government,
  0.250%, 07/15/08         	NLG      	  543,000                	  275,674
                                                             			---------
NORWAY - 0.4%
Den Norske Stats
 Oljeselskap, Yankee,
 7.375%, 05/01/16 (a)      	USD	         60,000	                   65,748
                                                               	---------
--------------------------------------------------------------------------
                                       	PRINCIPAL
                                       	 AMOUNT                  	VALUE
--------------------------------------------------------------------------
SWEDEN - 8.2%
Kingdom of Sweden,
 Series 1037, 8.000%,
 08/15/07	                  SEK       	5,200,000	                 796,273
Kingdom of Sweden,
 Series 1038, 6.500%,
 10/25/06	                  SEK       	4,900,000	                 679,727
                                                             			---------
  TOTAL SWEDEN                                               			1,476,000
                                                             			---------
UNITED KINGDOM - 18.9%
United Kingdom Treasury,
 8.000%, 12/07/05          	GBP	         450,000	                 941,789
United Kingdom Treasury,
 8.000%, 09/27/13          	GBP	          83,331	                 170,139
United Kingdom Treasury,
 7.250%, 12/07/07          	GBP       	1,262,025               	2,320,558
                                                             			---------
  TOTAL UNITED KINGDOM	                                       		3,432,486
                                                             			---------

  TOTAL FOREIGN GOVERNMENT/
   AGENCY OBLIGATIONS
   (cost $8,750,654)                                           	9,229,834
                                                               	---------

U.S. TREASURY OBLIGATIONS - 31.9%
U.S. TREASURY BONDS - 8.7%
6.625% , 02/15/27                      	$302,000               	  341,025
6.500% , 11/15/26 	                      200,000	                 222,094
6.125% , 11/15/27	                       938,000               	1,005,123
                                                              		---------
  TOTAL U.S. TREASURY BONDS 	                                  	1,568,242
                                                              		---------

[FN]
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------
MANAGERS GLOBAL BOND FUND
SCHEDULE OF PORTFLIO INVESTMENTS (continued)
June 30, 1998 (unaudited)
--------------------------------------------------------------------------

--------------------------------------------------------------------------
                                       	PRINCIPAL
                                       	 AMOUNT                  	VALUE
--------------------------------------------------------------------------
U.S. TREASURY NOTES - 23.2%
7.500%, 11/15/01                       	  230,000	                243,620
6.500%, 05/31/01	                       1,157,000              	1,186,642
5.375%, 02/15/01                       	2,785,000              	2,775,420
                                                              		---------
  TOTAL U.S. TREASURY NOTES		                                   4,205,682
                                                              		---------

  TOTAL U.S. TREASURY OBLIGATIONS
   (cost $5,694,632)		                                          5,773,924
                                                              		---------

CORPORATE DEBT SECURITIES - 1.7%
BANKS AND FINANCE - 1.1%
National Westminster Bank,
 9.45%, 05/01/01	                         100,000	                108,551
Railcar Leasing LLC, 7.125%,
 01/15/13 (a)	                             80,000	                 85,147
                                                              		---------
  TOTAL BANKS AND FINANCE		                                       193,698
                                                              		---------
UTILITY - 0.6%
Cajun Electric Power,
 U.S. Government Guaranteed,
 9.520%, 03/15/19                       	 100,000	                104,949
                                                              		---------
  TOTAL CORPORATE DEBT
   SECURITIES
   (cost $295,588)                                            		  298,647
                                                              		---------
------------------------------------------------------------------------
                                          	SHARES
------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 11.1%
Other Investment Companies - 8.3%
JPM Prime Money Market
 Fund, 5.47%***	                        1,506,243              	1,506,243
                                                              		---------
------------------------------------------------------------------------
                                        	PRINCIPAL
                                        	 AMOUNT                	VALUE
------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.8%
State Street Bank & Trust Co., dated
 06/30/98, due 07/01/98,
 5.000%, total to be received
 $512,071 (secured by
 $520,000 Fed. Home Loan
 Bank Bond 5.705%, due 03/23/00,
 market value $527,079),
 at cost                                 	$512,000 	               512,000
                                                               		---------
  TOTAL SHORT-TERM INVESTMENS
  (cost $2,018,243)		                                            2,018,243
                                                               		---------
TOTAL INVESTMENTS - 95.6%
 (cost $16,759,117)	                                            17,320,648
OTHER ASSETS, LESS LIABILITIES - 4.4%		                            802,319
                                                               		---------
NET ASSETS - 100.0%	                                           $18,122,967
                                                               		=========

[FN]

Note: Based on the cost of investments of $16,759,182 for federal income tax purposes at June 30, 1998, the aggregate gross unrealized appreciation and depreciation of investments was $570,117 and $8,651, respectively, resulting in net unrealized appreciation of investments of $561,466.

*** Yield shown for this investment company represents the June 30, 1998 seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified buyers. At June 30, 1998, the value of these securities amounted to $150,895, or 0.8% of net
	     assets.

Abbreviations have been used throughout this portfolio to indicate amounts shown in currencies other than the U.S. Dollar (USD):
     	DKK: Danish Krona
     	DEM: Deutsche Mark
     	GBP: British Pound
     	NLG: Netherland Guilder
     	SEK: Swedish Krona

 The accompanying notes are an integral part of these financial statements.


---------------------------------------------------------------------------
THE MANAGERS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1998 (unaudited)
---------------------------------------------------------------------------

                                  	MANAGERS	             	        MANAGERS
                                  	SHORT AND	       MANAGERS     	 GLOBAL
                                  	INTERMEDIATE	      BOND	         BOND
                                  	BOND FUND   	      FUND	         FUND
                                  	-----------	    ----------	   ---------
ASSETS:
Investments at value*      	     $  15,767,901 	$  48,440,795	  $ 16,808,648
Repurchase agreements at cost
 and value	                          1,830,000		      761,000		      512,000
Cash		                                      --		          504		          500
Foreign currency
 (cost $5,630 and $427,386)		               --		        5,487	   	   424,451
Receivable for investments sold		      299,684	   	        --		      876,089
Receivable for Fund shares sold		       68,924		      218,484		       52,538
Receivable for open forward
 foreign currency contracts       		        --		           --		    5,180,323
Payable for closed forward
 foreign currency contracts, net		          --		           --	   	     6,424
Dividends, interest and
 other receivables		                   185,806		      734,388		      396,462
Deferred organization expense		             --		           --		        1,731
Prepaid expenses		                       7,943		       12,489		        8,925
                                  		----------	   	----------   		----------
     Total assets		                 18,160,258   		50,173,147	   	24,268,091
                                  		----------   		----------   		----------
LIABILITIES:
Payable to Custodian		                   6,022		           --		           --
Payable for investments purchased		    299,625	   	 1,059,856	   	   906,645
Payable for Fund shares repurchased      6,660   		    32,006	   	    17,439
Payable for open forward foreign
 currency contracts		                       --	   	        --		    5,170,951
Accrued expenses:
 Investment advisory and
  management fees		                      6,601		       23,887		        9,577
 Administrative fees		                   3,300		        9,555		        2,736
 Other		                                33,926	   	    42,161	   	    37,776
                                  		----------	   	----------	   	----------
     Total liabilities		               356,134	   	 1,167,465	   	 6,145,124
                                  		----------   		----------	   	----------
NET ASSETS	                       $	17,804,124  	$	49,005,682  	$	18,122,967
                                  		==========	   	==========	   	==========
Shares outstanding		                   914,412	   	 2,026,146		      843,484
                                  		==========   		==========	   	==========
Net asset value, offering and
 redemption price per share		          $ 19.47 	  	   $ 24.19 	   	  $ 21.49
                                  		   =======		      =======		      =======

NET ASSETS REPRESENT:
 Paid-in capital                 	$	30,899,467  	$	46,662,436  	$	17,599,643
 Undistributed net investment
  income		                               6,485		       48,888		       76,584
 Accumulated net realized gain
  (loss) from investments and
  foreign currency transactions	   (13,094,855)		   1,023,868    		 (117,607)
 Net unrealized appreciation
  (depreciation) of investments
  and foreign currency translations	    (6,973)	    1,270,490 	   	  564,347
                                  		----------		   ----------		   ----------
NET ASSETS                       	$	17,804,124  	$	49,005,682  	$	18,122,967
                                  		==========   		==========	   	==========
*  Investments at cost           	$	15,774,874  	$	47,170,162  	$	16,759,117
                                   	========== 	   ==========	    ==========

[FN]

 The accompanying notes are an integral part of these financial statements.


--------------------------------------------------------------------------
THE MANAGERS FUNDS
STATEMENTS OF OPERATIONS
For the six months ended June 30, 1998 (unaudited)
--------------------------------------------------------------------------

                                   MANAGERS                   	  	MANAGERS
                         	         SHORT AND     	 MANAGERS    	   GLOBAL
                                  	INTERMEDIATE	     BOND	 	         BOND
                                	  BOND FUND	        FUND	      	    FUND
                                  	------------    ---------     	--------
INVESTMENT INCOME:
 Interest income                 	$   501,244   	$  1,527,919     	$	510,316
 Dividend income	                          --		        29,821		           --
 Foreign withholding tax	                  --		        (2,461)	     	     --
 Other income	                            125		           146		           --
                                    		-------	     	---------	      	-------
  Total investment income		           501,369	     	1,555,425      		510,316
                                    		-------	     	---------	      	-------
EXPENSES:
 Investment advisory and
  management fees                   		 37,030	     	  138,551	      	 59,466
 Administrative fees		                 18,515		        55,420      		 16,990
 Custodian fees		                      10,132	     	   16,845	      	 10,490
 Audit fees		                          14,625	     	   10,866	      	 14,131
 Transfer agent fees		                 13,996     		   32,523	      	 22,503
 Registration fees		                    5,960	     	    8,987	      	  6,571
 Insurance		                              853	     	    1,668		          789
 Legal fees		                             401		         1,279	      	    474
 Trustee fees		                           196	     	      660	      	    240
 Amortization of organization
  expense		                                --	     	       --	      	  1,341
 Miscellaneous expenses		               1,897	     	    1,835	      	  1,607
                                    		-------	     	---------	      	-------
   Total expenses before reduction	   103,605	     	  268,634	      	134,602
 Expense reduction		                     (262)	    	     (782)	     	  (3703)
                                    		-------	     	---------	      	-------
 Net expenses	                       	103,343		       267,852	      	130,899
                                    		-------     		---------      		-------
  Net investment income		             398,026     		1,287,573	      	379,417
                                    		-------     		---------	      	-------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) :
Net realized gain on investment
 transactions		                        47,570 		      470,449	      	416,391
Net realized gain (loss) on
 foreign currency contracts
 and translations		                        10     		  (11,879)	     (643,392)
Net unrealized appreciation
 (deprecation) of investments	       	(65,606)    		  329,298      		219,238
Net unrealized appreciation of
 foreign currency contracts
 and translations		                        --		            --	      	 90,060
                                    		-------	     	---------	      	-------
 Net realized and unrealized
  gain (loss)		                       (18,026)		      787,868      		 82,297
                                    		-------	     	---------	      	-------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS	                   $	380,000    	$	2,075,441     	$	461,714
                                    		=======	     	=========	      	=======

[FN]

 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------
THE MANAGERS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------

                                            	MANAGERS SHORT AND
	                                          	INTERMEDIATE BOND FUND
                                      	------------------------------------
                                      	FOR THE
                                      	SIX MONTHS           	FOR THE
                                      	ENDED	                YEAR
                                      	JUNE 30, 1998        	ENDED
                                						 (UNAUDITED)	          DECEMBER 31, 1997
                                      	--------------       	-----------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
 Net investment income                	$    398,026            $    984,163
 Net realized gain (loss) on
  investments and foreign
  currency transactions	                	    47,580 	     	        (177,477)
 Net unrealized appreciation
 (depreciation) of investments
  and foreign currency translations	    	   (65,606)		              156,158
                                         		----------          		-----------
    Net increase (decrease) in
      net assets resulting from
      operations		                            380,000          		    962,844
                                         		----------	          	-----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income		                (405,456)	         	   (954,428)
 In excess of net investment income		              --		                   --
                                         		----------	          	-----------
   Total distributions to
      shareholders		                         (405,456)	         	   (954,428)
                                         		----------	          	-----------
FROM CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares            		 5,496,060          		  6,970,193
 Net asset value of shares issued
  in connection with reinvestment
  of dividends		                              323,037 	         	    770,320
 Cost of shares repurchased	              	(3,071,485)	         	(15,046,564)
                                         		----------		           ----------
    Net increase (decrease) from
     capital share transactions	          	 2,747,612          		 (7,306,051)
                                         		----------	           	----------
 Total increase (decrease)
  in net assets		                           2,722,156          		 (7,297,635)

NET ASSETS
 Beginning of period	                     	15,081,968          		 22,379,603
                                         		----------          		-----------
 End of period                          	$	17,804,124         	$	 15,081,968
                                         		==========	          	===========
End of period undistributed
 (overdistributed) net
  investment income                        	$   6,485           	$	   13,915
                                         		==========	           ===========
--------------------------------------------------------------------------
SHARE TRANSACTIONS:
Sale of shares		                              282,144          		    357,625
Shares issued in connection
 with reinvestment of dividends		              16,619          		     39,627
Shares repurchased		                         (157,198)	         	   (774,840)
                                         		----------	          	-----------
Net increase (decrease) in shares		           141,565          		   (377,588)
                                         		==========	          	===========

[FN]
 The accompanying notes are an integral part of these financial statements.


--------------------------------------------------------------------------

--------------------------------------------------------------------------

        	MANAGERS BOND FUND		      		MANAGERS GLOBAL BOND FUND
---------------------------------		--------------------------------
   FOR THE 						                     FOR THE
SIX MONTHS ENDED 	    FOR THE		    	SIX MONTHS ENDED	      FOR THE
JUNE 30, 1998	       YEAR ENDED	 	  JUNE 30, 1998	       YEAR ENDED
 (UNAUDITED)     DECEMBER 31, 1998	  (UNAUDITED)      DECEMBER 31, 1998
---------------  -----------------		----------------  ----------------
$	1,287,573    $       2,173,081        $	   379,417    $	   786,814


 	  458,570	           1,060,667         	  (227,001)  		   (918,810)


 	  329,298 	            275,667	            309,298      		 128,390
 	----------         	-----------	         ----------     	----------


 	 2,075,441         	  3,509,415        	   461,714      		  (3,606)
 	----------         	-----------         	----------      	----------

  (1,250,517)        	 (2,140,862)	               --	       	(138,962)
          --         	         --	                --	        (277,649)
 	----------         	-----------         	----------      	----------
  (1,250,517)	         (2,140,862)	               --       		(416,611)

  14,664,331         	 19,635,395	          4,571,721     	 8,504,428


   1,118,242         	  1,907,220 	                --	        410,786
  (8,900,044)        	(13,431,500)        	(4,375,956)    	(7,881,882)

 	 6,882,529         	  8,111,115         	   195,765     	 1,033,332
  	----------	        -----------	          ----------     	----------

 	 7,707,453         	  9,479,668 	           657,479      		 613,115


 	41,298,229         	 31,818,561         	17,465,488     	16,852,273
  	----------        	-----------          	----------	     ----------
$	49,005,682         $ 41,298,229         $	18,122,967    $	17,465,488
  	==========        	===========          	==========	     ==========


$	    48,888        $     11,832            $   76,584    $	  (302,833)
  	==========        	===========          	==========     	==========
---------------------------------------------------------------------------

 	   608,285 	           843,064 	             213,582     		  403,828

      46,734 	            82,422 	                  --		        19,423
 	  (369,790)       	   (578,194)	            (204,544)	    	 (376,301)
 	-----------        	-----------           	----------      ----------

	    285,229	            347,292           	     9,038	         46,950
 	===========        	===========           	==========     	===========

[FN]

 The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------------
MANAGERS SHORT AND INTERMEDIATE BOND FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock outstanding throughout each period
---------------------------------------------------------------------------

                       	FOR THE
                     	SIX MONTHS
                       	ENDED
                    	JUNE 30, 1998            	YEAR ENDED DECEMBER 31,
                     	(UNAUDITED)	 1997 	  1996	   1995    	1994    	 1993
	                      ---------- 	----	   -----   -----    ----     ------
NET ASSET VALUE,
 BEGINNING OF PERIOD    	$19.51  	$19.45  	$19.67  $18.06  	$21.23  	$20.89

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income     	0.52    	1.08    	1.03   	1.28    	1.45    	1.38
Net realized and
 unrealized gain (loss)
 on investments           (0.03)   	0.03    (0.24)  	1.45    (3.17)   	0.34
                          	----	    ----    	----   	----    	----    	----
  Total from investment
   operations	             0.49    	1.11     0.79   	2.73    (1.72)   	1.72
                          	----    	----    	----   	----    	----    	----
LESS DISTRIBUTIONS
 TO SHAREHOLDERS:
From net investment
 income                  	(0.53)  	(1.05)  	(1.01) 	(1.09)  	(1.37)  	(1.38)
In excess of net
 investment income	         ---	     ---      ---  	(0.03)  	(0.08)   	 ---
		                         ----    -----     ----   -----     ----     -----
   Total distributions
     to shareholders     	(0.53)  	(1.05)  	(1.01) 	(1.12)  	(1.45) 	(1.38)
                           ----     ----     ----    ----     ----    -----
NET ASSET VALUE,
 END OF PERIOD	          $19.47   $19.51   $19.45  $19.67   $18.06   $21.23
                    					======  	======   ======  ======   ======   ======
---------------------------------------------------------------------------
Total Return            	2.49%(b) 	5.87%   	4.15%  	15.57%   (8.37%)  8.49%
===========================================================================
Ratio of expenses to
 average net assets	   1.40%(a)(c)	1.40%   	1.45%   	1.50%   	1.05%  	0.94%
Ratio of net investment
 income to average
 net assets	             5.37%(c) 	5.54%   	5.43%  	 6.52%   	7.11%  	6.58%
Portfolio turnover	        56%(b) 	  91%	     96%	    131%	     57%	   126%
Net assets at end
 of period (000's omitted) $17,804  $15,082 $22,380 $25,241 $30,956 $112,228
===========================================================================

[FN]

(a) The Fund has received credits against its custodian expense for uninvested overnight cash balances. Absent this expense reduction, the ratio of expenses to average net assets for the period ended
    June 30, 1998, would have been 1.40%. (See Note 1c of Notes to Financial Statements).
(b) Not annualized.
(c) Annualized.

---------------------------------------------------------------------------
MANAGERS BOND FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock outstanding throughout each period
---------------------------------------------------------------------------

                      FOR THE
                     	SIX MONTHS
                      ENDED
                   	 JUNE 30, 1998         	YEAR ENDED DECEMBER 31,
	                     (UNAUDITED)  	1997    	1996	   1995    	1994	    1993
                      	----------	  ----	    -----   -----    ----    ------
NET ASSET VALUE,
 BEGINNING OF PERIOD  	$  23.72   	$22.83  	$23.13  $18.92   $22.18  	$21.88

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income    	 0.67   	  1.39  	 1.35 	  1.44  	  1.59	    1.49
Net realized and
 unrealized gain (loss)
 on investments	           0.47      0.90    (0.29)	  4.23   (3.16)	    0.98
                      	   ------	     -----   	-----	 -----  	------	   -----
   Total from investment
    operations	            1.14 	    2.29   	 1.06    5.67 	 (1.57)     2.47
                      	   ------   	 -----    -----  -----   ------    ------
LESS DISTRIBUTIONS
 TO SHAREHOLDERS:
From net investment income (0.67)  	(1.40)  	(1.36) 	(1.46) 	(1.55)  	(1.50)
From net realized gain on
 investments	                ---      ---   	  ---	    ---  	(0.14)  	(0.67)
                       	   ------    -----    -----   -----  ------   ------
  Total distributions to
   shareholders	           (0.67)  	(1.40)  	(1.36) 	(1.46) 	(1.69)  	(2.17)
                       	   ------    -----    -----   -----  ------   ------
NET ASSET VALUE,
 END OF PERIOD	           $ 24.19  	$23.72  	$22.83 	$23.13  $18.92  	$22.18
                       	   ======  	======   ======  ======  ======   ======
---------------------------------------------------------------------------
Total Return              	4.83%(b)	10.42%   	4.97%  	30.91% (7.25)%  11.56%
===========================================================================
Ratio of expenses to
 average net assets	    1.21%(a)(c)	 1.27%   	1.36%   	1.34%  	1.20%  	1.15%
Ratio of net investment
 income to average
 net assets               	5.81%(c)	 6.14%   	6.13%   	6.84%  	7.28%  	6.65%
Portfolio turnover	          29%(b)	   35%   	  72%	     46%  	  84%	   373%
Net assets at end
 of period (000's omitted)	$49,006  $41,298  $31,819  $26,376 $30,760 $44,038
===========================================================================

[FN]

(a) The Fund has received credits against its custodian expense for uninvested overnight cash balances. Absent this expense reduction, the ratio of expenses to average net assets for the period ended
    June 30, 1998 would have been 1.21%. (See Note 1c of Notes to
    Financial Statements).
(b) Not annualized.
(c) Annualized.


---------------------------------------------------------------------------
MANAGERS GLOBAL BOND FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock outstanding throughout each period
---------------------------------------------------------------------------

                   	      FOR THE	                             FOR THE PERIOD
                        	SIX MONTHS                            	MARCH 25, 1994
                          	ENDED                             	(COMMENCEMENT OF
	                       JUNE 30, 1998  YEAR ENDED DECEMBER 31,  OPERATIONS) TO
                         	(UNAUDITED)	  1997    1996	 1995   DECEMBER 31, 1994
                         	-----------	  ----   	---- 	----  	 ----------------
NET ASSET VALUE,
 BEGINNING OF PERIOD          	$20.93  	$21.40	$21.74	$19.10  	   $20.00
                              	------  	------	------	------     	------
INCOME FROM
 INVESTMENT OPERATIONS:
 Net investment income	           ---	    0.97	  1.21	  0.95     	  0.48
 Net realized and
  unrealized gain
 (loss) on investments	          0.56  	(0.93)  (0.27)  2.66      	(0.77)
                              	------  	------ 	------	------	     ------
   Total from investment
    operations	                  0.56  	 0.04 	  0.94	  3.61      	(0.29)
                              	------  	------ 	------	------     	------
LESS DISTRIBUTIONS
  TO SHAREHOLDERS:
 From net investment
  income	                        ---   	(0.17)	 (0.87) (0.93)	     (0.50)
 From net realized gain
  on investments	                ---   	(0.34)	 (0.41)	   ---     	  ---
 In excess of net
  investment income	             ---   	  ---	    --- 	 (0.04)    	(0.11)
                              	------ 	------ 	------ 	------	     ------
   Total distributions
    to shareholders         	   ---    	(0.51)	(1.28) 	(0.97)     	(0.61)
                              	------ 	------ 	------ 	------     	------
NET ASSET VALUE,
 END OF PERIOD	                $21.49 	$20.93 	$21.40 	$21.74     	$19.10
                              	======  ====== 	====== 	======     	======
---------------------------------------------------------------------------
Total Return              	2.68%(c)(d)  0.16% 4.39%(d)	19.08%(d) (1.52)%(c)(d)
===========================================================================
Ratio of net expenses
 to average net assets       	1.54%(b)	 1.63% 	1.57%	  1.55%       	1.73%(b)
Ratio of net investment
 income to average
 net assets                  	4.47%(b)	 4.75% 	4.98% 	 5.07%      	4.19%(b)
Portfolio turnover           	  65%(c)	  197% 	 202% 	  214%      	 266%(c)
Net assets at end of
 period (000's omitted)      	$18,123  $17,465 $16,852	$18,823     	$9,520
===========================================================================
Expense Waiver (a)

Ratio of total expenses
 to average net assets       	1.58%(b)   	N/A	  1.60%  	1.69%     	2.03%(b)
Ratio of net investment
 income to average
 net assets	                  4.42%(b)   	N/A  	4.95%  	4.93%    	3.89%(b)
===========================================================================

[FN]

(a) Ratio information assuming no waiver of investment advisory and management fees and/or administrative fees and no reduction of custodian expenses in effect for the periods presented, if applicable. (See Note 1c and Note 2 of Notes to Financial Statements).
(b) Annualized.
(c) Not annualized.
(d) The total return would have been lower had certain expenses not been reduced during the periods.

--------------------------------------------------------------------------
THE MANAGERS FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (unaudited)
--------------------------------------------------------------------------
(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     The Managers Funds (the "Trust") is a no-load, open-end, management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. Currently the Trust is comprised of 11 investment series. Included in this report are Managers Short and Intermediate Bond Fund ("Short and Intermediate Bond"), Managers Bond Fund ("Bond") and Managers Global Bond Fund ("Global Bond"), collectively the "Funds."

     The Funds' financial statements are prepared in accordance with generally accepted accounting principles, which require the use of management's to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

(a) VALUATION OF INVESTMENTS

     Fixed income securities are valued based upon valuations furnished by independent pricing services that utilize matrix systems which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Equity securities traded on a domestic or international securities exchange are valued at the last quoted sales price, or, lacking any sales, on the basis of the last quoted bid price. Over-the-counter securities for which market quotations are readily available are valued at the last quoted bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures establishedadopted by the Board of Trustees.

   Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities and other debt securities not traded on an organized market, are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value.

(b) SECURITY TRANSACTIONS

    Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------

(c) INVESTMENT INCOME AND EXPENSES

     Interest income is determined on the basis of interest accrued. Discounts and premiums are amortized using the effective interest method when required for Federal income tax purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.
Other income and expenses are recorded on an accrual basis. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds in the Trust based upon their relative net assets.

     Each of the Funds has a "balance credit" arrangement with the custodian bank whereby each Fund is credited with an interest factor equal to 0.75% of the nightly Fed Funds rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to the Funds. For the six months ended June 30, 1998, the Short and Intermediate, Bond and Global Bond Funds' custody expenses were reduced by $, $ and $, respectively, under these arrangements.

(d) DIVIDENDS AND DISTRIBUTIONS

     Dividends resulting from net investment income normally will be declared monthly for Managers Short and Intermediate Bond and Bond Fund and quarterly for Managers Global Bond Fund. These dividends normally will be payable on the third to the last business day of the month. Distributions of capital gains, if any, will be made on an annual basis and when required for federal excise tax purposes. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, option transactions, market discount and foreign currency transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) ORGANIZATION COSTS (GLOBAL BOND ONLY)

     Organization and registration related costs of $12,577 have been deferred and are being amortized over a period of time not to exceed 60 months from the commencement of operations on March 25, 1994.

(f) REPURCHASE AGREEMENTS

    Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal Reserve Bank.

     If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security,

--------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------
realization of the collateral by the Fund may be delayed or limited.

(g) FEDERAL TAXES

   Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no federal income or excise tax provision is included in the accompanying financial statements.

(h) CAPITAL LOSS CARRYOVERS

     As of June 30, 1998, Short and Intermediate Bond Fund had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through December 31, 2005.

 	              	CAPITAL LOSS
FUND	               AMOUNT           	EXPIRES
----	            ------------       	-------
Short and
 Intermediate   	$ 2,885,440          	1998
 Bond	             2,344,832	          2002
                   7,662,253          	2003
               		     70,518	          2004
               		    179,401	          2005

(i) CAPITAL STOCK

     The Trust's Declaration of Trust authorizes each series of the Trust the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded as of the ex-dividend date.

     At June 30, 1998, one unaffiliated shareholder, which is an omnibus account, individually held greater than 160% of the outstanding shares of Managers Bond Fund.

(j) FOREIGN CURRENCY TRANSLATION

     The books and records of each Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions.
Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies, (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts, and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

     In addition, the Funds do not isolate that portion of the results of operations resulting from changes in exchange rates from the fluctuations

--------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------
resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(2) AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

     The Managers Funds, L.P. (the "Investment Manager") p	rovides or oversees
investment advisory and management services to the Funds under Management
Agreements with each Fund. The Investment Manager selects a portfolio manager(s) for each Fund (subject to Trustee approval), allocates assets among portfolio managers, if applicable, and monitors the portfolio managers' investment programs and results. Each Fund's investment portfolio is currently managed by a single portfolio manager who serves pursuant to a
Portfolio Management Agreement with the Investment Manager and the Fund.
Certain trustees and officers of the Funds are officers of the Investment
Manager.

    Investment advisory and management fees are accrued daily and paid monthly by each Fund to The Managers Funds, L.P. based on each Fund's average daily net assets. The annual investment advisory and management fee rates, as a percentage of average daily net assets for the six months ended
June 30, 1998 were as follows:

          					       INVESTMENT ADVISORY
	FUND				             AND MANAGEMENT FEE
	----				             -------------------
	Short and
   Intermediate Bond    		0.50%
	Bond		                			0.625%
	Global Bond				          0.70%


  The Trust has adopted an Administration and Shareholder Servicing Agreement. The Managers Funds, L.P. serves as each Fund's administrator (the "Administrator") and is responsible for all aspects of managing the Funds' operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds' shareholders.

    For the six months ended 6June 30, 1998, Managers Bond Fund paid a fee to the Administrator was paid a fee based on each Fund's average daily net assets of at the annual rate of 0.25% for Short and Intermediate Bond and Bond, and 0.20% for Global Bond. of the Fund's average daily net assets. Prior to April 1, 1996, the Administrator was waiving 0.10% of its 0.20% fee for Managers Global Bond Fund.

    An aggregate annual fee of $10,000 is paid to each outside Trustee for serving as a Trustee of the Trust. In addition, these Trustees receive meeting fees of $750 for each in-person meeting attended, and $200 for participation in any telephonic meetings. The Trustee fee expense shown in the financial statements represents each Fund's allocated portion of the total fees.

--------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------
(3) PURCHASES AND SALES OF SECURITIES

     Portfolio purchases and sales of investments, excluding short-term securities, and of U.S. government securities, for the six months ended June 30, 1998, were as follows:

        		         LONG-TERM SECURITIES       U.S. GOVERNMENT SECURITIES ONLY
             			   --------------------       -------------------------------
FUND		            PURCHASES        SALES       		PURCHASES	        	SALES
----      		      ---------	      	-----		       ---------	         	-----
Short and
   Intermediate
    Bond         	$ 7,862,604   	$ 8,286,848    	$2,155,584     	$1,503,209
Bond	              17,916,505   	 12,595,355    	 4,828,031     	 8,002,762
Global Bond    	 	 10,219,216   	 11,609,685	    	5,825,349	      5,582,041


(4) PORTFOLIO SECURITIES LOANED

   Each of the Funds may participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral on all securities loaned except for government securities loaned is accepted only in cash. Collateral on government securities loaned is in the form of other similar securities. Collateral is maintained at a minimum level of 100% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is temporarily invested in temporary money market investments by the custodian. Earnings of such temporary cash investments are divided between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

(5) FORWARD FOREIGN CURRENCY CONTRACTS

    During the six months ended6 June 30, 1998, Managers Global Bond Fund invested in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Funds' financial statements.

     A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on settlement date.

    The Funds may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to protect against a possible loss resulting from an adverse change in the relationship

--------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------
between the U.S. dollar and such foreign currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     Open forward foreign currency exchange contracts for Managers Global Bond Fund at June 30, 1998 were as follows:

	                             CONTRACT	         CURRENT	          	UNREALIZED
                         	   AMOUNT  (IN        VALUE (IN	         GAIN/LOSS
FOREIGN CURRENCY	          LOCAL CURRENCY)      US DOLLARS)   	(IN US DOLLARS)
----------------           --------------        ----------     -------------
All contracts expire August 14, 1998
BUY CONTRACTS
Deutsche Mark	                2,323,559       	$1,291,915         	($20,830)
Pound Sterling            	     195,838	          326,185         	   7,360
Japanese Yen              	 502,675,199       	 3,659,726         	  52,386
                                             		----------          	--------
TOTAL BUY CONTRACTS
(Payable amount $5,238,910)                   	$5,277,826          	 $38,916
                                             		==========          	========
SELL CONTRACTS
Deutsche Mark	                   70,000         	$ 38,921            	$  298
Japanese Yen               	146,063,840	        1,063,418	           (23,418)
                                             		----------          	--------
TOTAL SELL CONTRACTS
(Receivable amount $1,992,182)                	$1,102,339          	($23,120)
                                             		==========           	========

(6) RISKS ASSOCIATED WITH COLLATERAL MORTGAGE OBLIGATIONS ("CMOs")

   The net asset value of Managers Bond Fund may be sensitive to interest rate fluctuations because the Fund may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgage are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages.

     Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may have a fixed or variable rate of interest.

                             						[LOGO]
                     WHERE LEADING MONEY MANAGERS CONVERGE

FUND DISTRIBUTOR
THE MANAGERS FUNDS, L.P.
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

CUSTODIAN

State Street Bank and Trust
 Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

LEGAL COUNSEL

Shereff, Friedman, Hoffman &
 Goodman, LLP
919 Third Avenue
New York, New York 10022

TRANSFER AGENT
Boston Financial Data Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded by an effective prospectus.

THE MANAGERS FUNDS

EQUITY FUNDS:
INCOME EQUITY FUND
  Scudder, Kemper Investments, Inc.
  Chartwell Investment Partners, L.P.

CAPITAL APPRECIATION FUND
  Essex Investment Management
   Company, LLC
  Husic Capital Management

SPECIAL EQUITY FUND
  Liberty Investment Management
  Pilgrim Baxter & Associates, Ltd.
  Westport Asset Management, Inc.
  Kern Capital Management, LLC

INTERNATIONAL EQUITY FUND
  Scudder, Kemper Investments, Inc.
  Lazard Asset Management Co.

EMERGING MARKETS EQUITY FUND
  Montgomery Asset Management LLC
  King Street Advisors, Limited

FIXED INCOME FUNDS:
MONEY MARKET FUND
  J.P. Morgan

SHORT AND INTERMEDIATE
  BOND FUND
  Standish, Ayer & Wood, Inc.

BOND FUND
  Loomis, Sayles & Company, L.P.

GLOBAL BOND FUND
  Rogge Global Partners